Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Changes in benefit obligations and plan assets [Table Text Block]
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated.

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,549	$1,441	$331	$339
Service cost	44	39	2	3
Interest cost	51	55	11	13
Plan participants’ contributions	—	—	6	5
Benefits paid	(87)	(75)	(19)	(20)
Medicare Part D subsidy	—	—	4	3
Plan amendment	—	—	(59)	(6)
Actuarial loss (gain)	(173)	98	(63)	(6)
Settlements	—	(9)	—	—
Benefit obligation at end of year	1,384	1,549	213	331
Change in plan assets:
Fair value of plan assets at beginning of year	1,071	965	175	159
Actual return on plan assets	165	111	31	18
Employer contributions	92	79	8	13
Plan participants’ contributions	—	—	6	5
Benefits paid	(87)	(75)	(19)	(20)
Settlements	—	(9)	—	—
Fair value of plan assets at end of year	1,241	1,071	201	175
Funded status — underfunded	$(143)	$(478)	$(12)	$(156)
Accumulated benefit obligation	$1,359	$1,519

Underfunded status of our pension plans and other postretirement benefit plans [Table Text Block]
The underfunded status of our pension plans and other postretirement benefit plans presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2013	2012
	(Millions)
Underfunded pension plans:
Current liabilities	$1	$3
Noncurrent liabilities	142	475
Underfunded other postretirement benefit plans:
Current liabilities	8	8
Noncurrent liabilities	4	148

Pre-tax amounts not yet recognized in net periodic benefit cost [Table Text Block]
Pre-tax amounts not yet recognized in Net periodic benefit cost at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service (cost) credit	$—	$(1)	$26	$7
Net actuarial loss	(491)	(828)	(11)	(35)
Amounts included in regulatory assets/liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	N/A	$42	$14
Net actuarial loss	N/A	N/A	(2)	(67)

Schedule of Net Benefit Costs [Table Text Block]
Net periodic benefit cost for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(Millions)
Components of net periodic benefit cost:
Service cost	$44	$39	$41	$2	$3	$2
Interest cost	51	55	64	11	13	15
Expected return on plan assets	(61)	(64)	(77)	(9)	(9)	(10)
Amortization of prior service cost (credit)	1	1	1	(12)	(7)	(11)
Amortization of net actuarial loss	60	53	38	4	8	3
Net actuarial loss from settlements	—	5	4	—	—	—
Reclassification to regulatory liability	—	—	—	2	—	1
Net periodic benefit cost	$95	$89	$71	$(2)	$8	$—

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
	(Millions)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	$277	$(51)	$(220)	$23	$2	$(21)
Prior service credit	—	—	—	23	2	2
Amortization of prior service cost (credit)	1	1	1	(4)	(3)	(4)
Amortization of net actuarial loss and loss from settlements	60	58	42	1	3	1
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$338	$8	$(177)	$43	$4	$(22)

Schedule of Regulatory Assets / Liabilities [Table Text Block]
Other changes in plan assets and benefit obligations for our other postretirement benefit plans associated with Transco and Northwest Pipeline are recognized in regulatory assets/liabilities. Amounts recognized in regulatory assets/ liabilities for the years ended December 31 consist of the following:

	2013	2012	2011
	(Millions)

Net actuarial gain (loss)	$62	$13	$(39)
Prior service credit	36	4	1
Amortization of prior service credit	(8)	(4)	(7)
Amortization of net actuarial loss	3	5	2

Pre-tax amounts expected to be amortized in net periodic benefit cost [Table Text Block]
Pre-tax amounts expected to be amortized in Net periodic benefit cost in 2014 are as follows:

	Pension Benefits	Other Postretirement Benefits
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service cost (credit)	$—	$(8)
Net actuarial loss	38	—
Amounts included in regulatory assets/liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	$(12)
Net actuarial loss	N/A	—

Schedule of Assumptions Used [Table Text Block]
The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Discount rate	4.68%	3.43%	4.80%	3.77%
Rate of compensation increase	4.56	4.57	N/A	N/A
The weighted-average assumptions utilized to determine Net periodic benefit cost for the years ended December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Discount rate	3.43%	3.98%	5.19%	3.97%	4.22%	5.35%
Expected long-term rate of return on plan assets	5.90	6.30	7.50	5.26	5.71	6.54
Rate of compensation increase	4.57	4.52	5.00	N/A	N/A	N/A

One percentage point change in assumed health care cost trend rates effects [Table Text Block]
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Point increase	Point decrease
	(Millions)
Effect on total of service and interest cost components	$1	$(1)
Effect on other postretirement benefit obligation	7	(6)

Fair values of plan assets [Table Text Block]
The fair values of our pension plan assets at December 31, 2013 and 2012 by asset class are as follows:

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$23	$—	$—	$23
Equity securities:
U.S. large cap	211	—	—	211
U.S. small cap	146	—	—	146
International developed markets large cap growth	—	59	—	59
Preferred stock	2	—	—	2
Commingled investment funds:
Equities — U.S. large cap (1)	—	179	—	179
Equities — International small cap (2)	—	24	—	24
Equities — Emerging markets value (3)	—	34	—	34
Equities — Emerging markets growth (4)	—	19	—	19
Equities — International developed markets large cap value (5)	—	100	—	100
Fixed income — Corporate bonds (6)	—	140	—	140
Fixed income securities (7):
U.S. Treasury securities	30	—	—	30
Mortgage-backed securities	—	67	—	67
Corporate bonds	—	200	—	200
Insurance company investment contracts and other	—	7	—	7
Total assets at fair value at December 31, 2013	$412	$829	$—	$1,241

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$21	$—	$—	$21
Equity securities:
U.S. large cap	169	—	—	169
U.S. small cap	115	—	—	115
International developed markets large cap growth	1	61	—	62
Emerging markets growth	3	18	—	21
Preferred stock	6	—	—	6
Commingled investment funds:
Equities — U.S. large cap (1)	—	146	—	146
Equities — Emerging markets value (3)	—	33	—	33
Equities — International developed markets large cap value (5)	—	83	—	83
Fixed income — Corporate bonds (6)	—	150	—	150
Fixed income securities (7):
U.S. Treasury securities	22	—	—	22
Mortgage-backed securities	—	68	—	68
Corporate bonds	—	171	—	171
Insurance company investment contracts and other	—	4	—	4
Total assets at fair value at December 31, 2012	$337	$734	$—	$1,071
The fair values of our other postretirement benefits plan assets at December 31, 2013 and 2012 by asset class are as follows:

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$13	$—	$—	$13
Equity securities:
U.S. large cap	52	—	—	52
U.S. small cap	29	—	—	29
International developed markets large cap growth	—	15	—	15
Emerging markets growth	1	1	—	2
Commingled investment funds:
Equities — U.S. large cap (1)	—	18	—	18
Equities — International small cap (2)	—	2	—	2
Equities — Emerging markets value (3)	—	4	—	4
Equities — Emerging markets growth (4)	—	2	—	2
Equities — International developed markets large cap value (5)	—	10	—	10
Fixed income — Corporate bonds (6)	—	14	—	14
Fixed income securities (8):
U.S. Treasury securities	3	—	—	3
Government and municipal bonds	—	10	—	10
Mortgage-backed securities	—	7	—	7
Corporate bonds	—	20	—	20
Total assets at fair value at December 31, 2013	$98	$103	$—	$201

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$14	$—	$—	$14
Equity securities:
U.S. large cap	42	—	—	42
U.S. small cap	21	—	—	21
International developed markets large cap growth	—	13	—	13
Emerging markets growth	1	4	—	5
Preferred stock	1	—	—	1
Commingled investment funds:
Equities — U.S. large cap (1)	—	15	—	15
Equities — Emerging markets value (3)	—	3	—	3
Equities — International developed markets large cap value (5)	—	9	—	9
Fixed income — Corporate bonds (6)	—	15	—	15
Fixed income securities (8):
U.S. Treasury securities	2	—	—	2
Government and municipal bonds	—	10	—	10
Mortgage-backed securities	—	7	—	7
Corporate bonds	—	18	—	18
Total assets at fair value at December 31, 2012	$81	$94	$—	$175
____________

(1)
The stated intent of this fund is to invest primarily in equity securities comprising the Standard & Poor’s 500 Index. The investment objective of the fund is to approximate the performance of the Standard & Poor’s 500 Index over the long term. The fund manager retains the right to restrict withdrawals from the fund so as not to disadvantage other investors in the fund.

(2)
The stated intent of this fund is to invest in equity securities of international small capitalization companies for the purpose of capital appreciation. The fund invests primarily in equity securities of non-U.S. issuers and other Depository Receipts listed on globally recognized exchanges. The fund may also invest up to 15 percent of its net asset value in emerging markets. The plans’ trustee is required to notify the fund manager 10 days prior to a withdrawal from the fund. For any redemption made within 180 days of contribution, the fund reserves the right to charge a 1.5 percent redemption fee. The fund also reserves the right to make all or a portion of redemptions in-kind rather than in cash or in a combination of cash and in-kind.

(3)
The stated intent of this fund is to invest in equity securities of international emerging markets for the purpose of capital appreciation. The fund invests primarily in common stocks in the financial, consumer goods, information technology, energy, telecommunications, materials, and industrial sectors. The plans’ trustee is required to notify the fund manager 10 days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund so as not to disadvantage other investors in the fund.

(4)
The stated intent of this fund is to invest mainly in equity securities of emerging market companies, or those companies that derive a significant portion of their revenues or profits from emerging economies for the purpose of long-term capital growth. The plans’ trustee is required to notify the fund manager 15 days prior to a withdrawal from the fund as of the last day of any month. The fund reserves the right to suspend and compel withdrawals. The fund also reserves the right to make all or a portion of redemptions in-kind rather than in cash or in a combination of cash and in-kind.

(5)
The stated intent of this fund is to invest in a diversified portfolio of international equity securities for the purpose of capital appreciation. The fund invests primarily in common stocks in the consumer goods, financial, health care, industrial, materials, energy, and information technology sectors. The plans’ trustee is required to notify the fund manager 10 days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund so as not to disadvantage other investors in the fund.

(6)
The stated intent of this fund is to invest in U.S. Corporate bonds and U.S. Treasury securities. The fund is managed to closely match the characteristics of a long-term corporate bond index fund and seeks to maintain an average credit quality target of A- or above and a maximum 10 percent allocation to BBB rated securities. The fund’s target duration is approximately 20 years. The trustee of the fund reserves the right to delay the processing of deposits or withdrawals in order to ensure that securities transactions will be carried out in an orderly manner.

(7)	The weighted-average credit quality rating of the pension assets fixed income security portfolio is investment grade with a weighted-average duration of approximately 6 years for 2013 and 2012.

(8)
The weighted-average credit quality rating of the other postretirement benefit assets fixed income security portfolio is investment grade with a weighted-average duration of approximately 5 years for 2013 and 2012.

Expected benefit payments [Table Text Block]
Following are the expected benefits to be paid by the plans. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2014	$88	$15
2015	96	15
2016	102	16
2017	103	16
2018	109	17
2019-2023	591	74